Report Of The Directors Financial Review Risk Report - Cash Flow Payable By HSBC Under Financial Liabilities By Remaining Contractual Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
On demand
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 48,247	$ 40,277
Customer accounts	1,159,962	1,079,866
Repurchase agreements – non-trading	20,550	18,134
Trading liabilities	184,361	153,691
Financial liabilities designated at fair value	715	1,307
Derivatives	212,797	274,283
Debt securities in issue	11	9
Subordinated liabilities	3	1
Other financial liabilities	48,407	45,569
Cash flows payable under financial liabilities	1,675,053	1,613,137
Loan and other credit-related commitments	570,132	554,801
Financial guarantees and similar contracts	16,712	12,608
Cash flows payable under financial liabilities and other contractual commitments	$ 2,261,897	$ 2,180,546
Proportion of cash flows payable in period	76.00%	78.00%
Due within 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 10,596	$ 10,222
Customer accounts	153,018	145,932
Repurchase agreements – non-trading	106,236	66,801
Trading liabilities	0	0
Financial liabilities designated at fair value	1,249	2,265
Derivatives	219	287
Debt securities in issue	12,624	13,118
Subordinated liabilities	2,227	400
Other financial liabilities	18,780	15,844
Cash flows payable under financial liabilities	304,949	254,869
Loan and other credit-related commitments	96,670	84,800
Financial guarantees and similar contracts	4,029	4,647
Cash flows payable under financial liabilities and other contractual commitments	$ 405,648	$ 344,316
Proportion of cash flows payable in period	14.00%	12.00%
Due between 3 and 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 1,877	$ 3,284
Customer accounts	44,348	38,273
Repurchase agreements – non-trading	2,270	2,929
Trading liabilities	0	0
Financial liabilities designated at fair value	7,117	5,003
Derivatives	1,221	1,129
Debt securities in issue	21,066	19,492
Subordinated liabilities	841	1,378
Other financial liabilities	3,701	3,050
Cash flows payable under financial liabilities	82,441	74,538
Loan and other credit-related commitments	9,176	8,162
Financial guarantees and similar contracts	10,410	10,301
Cash flows payable under financial liabilities and other contractual commitments	$ 102,027	$ 93,001
Proportion of cash flows payable in period	3.00%	3.00%
Due between 1 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 7,814	$ 5,233
Customer accounts	7,238	8,676
Repurchase agreements – non-trading	1,085	1,048
Trading liabilities	0	0
Financial liabilities designated at fair value	39,596	34,707
Derivatives	3,170	2,472
Debt securities in issue	25,654	29,487
Subordinated liabilities	7,011	10,302
Other financial liabilities	1,994	1,525
Cash flows payable under financial liabilities	93,562	93,450
Loan and other credit-related commitments	7,261	6,865
Financial guarantees and similar contracts	5,856	8,138
Cash flows payable under financial liabilities and other contractual commitments	$ 106,679	$ 108,453
Proportion of cash flows payable in period	4.00%	4.00%
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 1,508	$ 1,033
Customer accounts	675	559
Repurchase agreements – non-trading	0	0
Trading liabilities	0	0
Financial liabilities designated at fair value	59,428	61,929
Derivatives	1,506	1,727
Debt securities in issue	11,092	8,089
Subordinated liabilities	21,775	21,552
Other financial liabilities	1,314	843
Cash flows payable under financial liabilities	97,298	95,732
Loan and other credit-related commitments	2,350	1,216
Financial guarantees and similar contracts	1,321	1,378
Cash flows payable under financial liabilities and other contractual commitments	$ 100,969	$ 98,326
Proportion of cash flows payable in period	3.00%	3.00%